(11) Intangible Assets: Schedule of Intangible Assets (Details) (USD $)	Dec. 31, 2013
Patent license agreement	$ 50,000
FiniteLivedRoyaltyAgreement	16,620,567
Finite-Lived Intangible Assets, Net	16,670,567
Accumulated amortization	(1,478,279)
Intangible assets, net of accumulated amortization	15,192,288
Borinquen Container Corporation
FiniteLivedRoyaltyAgreement	11,616,984
Finite-Lived Intangible Assets, Net	11,616,984
Accumulated amortization	(831,072)
Intangible assets, net of accumulated amortization	10,785,912
International Surveillance Services Corp
FiniteLivedRoyaltyAgreement	5,003,583
Finite-Lived Intangible Assets, Net	5,003,583
Accumulated amortization	(625,448)
Intangible assets, net of accumulated amortization	4,378,135
Patent
Patent license agreement	50,000
Finite-Lived Intangible Assets, Net	50,000
Accumulated amortization	(21,759)
Intangible assets, net of accumulated amortization	$ 28,241